Loan Receivable and Accrued Interest	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
LOAN RECEIVABLE AND ACCRUED INTEREST

NOTE 5 – LOAN RECEIVABLE AND ACCRUED INTEREST

	As of March 31,
	2020	2019

Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$-
Accrued interest	67,500	-
Total	$1,567,500	$-

Short-term loan of $1.5 million at 5.4% annual interest rate was made to RH Holdings Management (HK) Limited from June 1, 2019, to May 31, 2020.